SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Suboptimal exercise multiple	2.5	2.5	2.5
Risk-free interest rate	0.15%	0.11%	0.25%
Volatility	51.00%	50.00%	50.00%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Suboptimal exercise multiple	3.5	3.5	3.5
Risk-free interest rate	1.39%	5.46%	5.54%
Volatility	66.00%	53.00%	52.00%